Investments in Affiliates	12 Months Ended
Dec. 31, 2024
Angel Studios, Inc. CIK: 0001671941
Investments in Affiliates

7.Investments in Affiliates

Consolidated Entities

The Company consolidates entities in which it has a controlling financial interest, either through a majority voting interest or as the primary beneficiary of a VIE, in accordance with ASC 810, Consolidation. As of December 31, 2024, the Company consolidates several subsidiaries and VIEs where the Company is the primary beneficiary.

Consolidated Subsidiaries (Voting Interest): The Company holds majority ownership in several subsidiaries which are consolidated based on voting interest control. These subsidiaries are integral to the Company’s operations. There are no significant restrictions on the ability of these subsidiaries to transfer funds to the parent in the form of dividends, loans, or advances, except for standard regulatory requirements in certain jurisdictions.

Consolidated VIEs: The Company is the primary beneficiary of various VIEs, special-purpose entities established to raise capital for upcoming content and invest in new and related content. The Company consolidates these VIEs because it has the power to direct the activities that most significantly impact the VIEs’ economic performance and has the obligation to absorb losses or the right to receive benefits that could be significant to the VIEs. The carrying amounts of the VIEs’ assets and liabilities included in the consolidated balance sheet as of December 31, 2024, are $8.6 million. Creditors of these VIEs have no recourse to the general credit of the Company. Certain restrictions exist for one of the Company’s VIE’s that require revenue generated by the exploitation of the film “Bonhoeffer” to be used to redeem the preferred shares of that VIE, which redemption value is $6.0 million.

Investment in Unconsolidated Entities

The Company holds investments in several unconsolidated entities, some of which are accounted for under the equity method and others under the cost method.

Equity Method Investments

In October 2023, the Company entered into an equity purchase agreement with a third-party entity, acquiring preferred units for an aggregate purchase price of $1.0 million. Based on the Company’s assessment of the investee’s financial outlook, the Company determined that it is unlikely the investment will be recovered in the foreseeable future. Accordingly, a full impairment of the $1.0 million investment was recorded as of December 31, 2024. This impairment is reflected as a loss under the line item ‘Impairment of investment in affiliates’ in the other income (expense) section of our consolidated statements of operations for the year ended December 31, 2024. No similar impairments occurred during 2023.

Additionally, the Company holds equity investments in other unconsolidated entities. These entities are accounted for under the equity method, as the Company holds significant influence over their operations. The Company’s share of the investees’ net income (loss) was $67.6 thousand and $9.4 thousand for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, and 2023, the carrying value of these investments totaled approximately $2.6 million and $2.6 million, respectively. No impairments or significant valuation adjustments were required for these equity method investments.

Cost Method Investments

The Company also holds investments in entities where it does not have significant influence, which are accounted for under the cost method. Under the cost method, these investments are carried at cost, adjusted for observable price changes in orderly transactions for identical or similar investments and for impairments. As of December 31, 2024 and 2023, the carrying value of these investments totaled approximately $5.6 million and $0.9 million, respectively, with no impairment recorded during the periods.

Variable Interest Entities (Unconsolidated)

The Company has identified certain unconsolidated entities as VIEs under ASC 810, Consolidation. These VIEs are primarily fundraising and content related ventures. The Company does not consolidate these VIEs because it is not the primary beneficiary, meaning it does not have the power to direct the activities that most significantly impact the economic performance of the entities, nor does it have an obligation to absorb significant losses or the right to receive significant benefits from these VIEs.

The Company’s maximum exposure to loss as a result of its involvement with these unconsolidated VIEs is limited to the Company’s equity investment, totaling approximately $0.00 as of December 31, 2024. This amount represents the carrying value of the Company’s equity investments in these VIEs, recorded under investments in affiliates on its consolidated balance sheet. The Company’s involvement in these VIEs is primarily through its operational relationships, and the Company does not have any future funding commitments or guarantees to these entities.